Concentrations and Risks (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Risks and Uncertainties [Abstract]
Reimbursement on goods and service tax receivable percentage	100.00%	100.00%	100.00%